J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectus dated March 1, 2019, as supplemented

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

Prospectus dated March 1, 2019, as supplemented

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Prospectus dated March 11, 2019

JPMorgan BetaBuilders U.S. Equity ETF

Prospectus dated March 11, 2019

JPMorgan BetaBuilders MSCI US REIT ETF

Prospectus dated July 1, 2019, as supplemented

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan Global Bond Opportunities ETF

JPMorgan Municipal ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated July 1, 2019, as supplemented

JPMorgan High Yield Research Enhanced ETF

(formerly JPMorgan Disciplined High Yield ETF)

Prospectus dated September 9, 2019, as supplemented

JPMorgan BetaBuilders International Equity ETF

Prospectus dated December 2, 2019

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated December 9, 2019

to the Prospectuses as dated above

Effective immediately, the Premium/Discount section of each Fund’s Prospectus is hereby deleted and replaced with the following:

PREMIUM/DISCOUNT INFORMATION

Information about the differences between the daily market price on the Exchange for Shares of a Fund and the Fund’s NAV can be found on the Fund’s website, www.jpmorganfunds.com. NAV is the price at which a Fund issues and redeems Shares. It is calculated in accordance with a Fund’s pricing and valuation policies. The market price (“Market Price”) is generally the official closing price of a Fund’s Shares on the Exchange. Prior to December 9, 2019, the market price was generally determined using the midpoint between the highest bid and the lowest ask on the Exchange, as of the time that the Fund’s NAV was calculated. A Fund’s Market Price may be at, above (at a premium) or below (at a discount) its NAV. The NAV of a Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as

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well as market supply and demand. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at current market prices. The Market Price is also used to calculate market returns of a Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE